                               [Graphic Omitted]





--------------------------------------------------
COLONIAL STRATEGIC BALANCED FUND Semiannual Report
--------------------------------------------------

April 30, 1999






                        -------------------------------
                         Not FDIC    May Lose Value
                         Insured     ------------------
                                     No Bank Guarantee
                        -------------------------------

Table of Contents

1   Highlights

2   Portfolio Manager's Report

3   Performance

4   Portfolio of Investments

9   Financial Statements

11  Notes to Financial Statements

14  Financial Highlights


--------------------------------------------------------------------------------
COLONIAL STRATEGIC BALANCED FUND
--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE TO SHAREHOLDERS:

[Photo of Stephen E. Gibson]

In the six-month period ended April 30, 1999, global equity markets benefited from improving economic conditions, and rising stock markets. Although several critical world economies -- including Southeast Asia, Japan and Europe -- have further steps to take before they can achieve sustained economic growth, it has been encouraging to see improvement.

During this reporting period, investors appeared to develop a more positive outlook for the global economy. Last November, concerns about recessions in Southeast Asia and Japan and the ability of U.S. companies to maintain profits created a degree of uncertainty. Despite steadily declining interest rates in a number of countries throughout the world, investors remained worried about the direction of the global economy. However, during the first quarter of 1999, rising commodity prices and a steady stream of positive economic news helped create a more favorable outlook for global growth. In response, stocks of economically sensitive U.S. companies rallied sharply late in the period, as did stocks in many developing countries.

For investors seeking investment opportunities both in the U.S. and abroad, the Fund offers diversification between fixed-income and equity markets, and among foreign and domestic markets. The Fund also provides shareholders with current income and long-term growth potential. We continue to believe that a long-term approach combined with broad diversification among countries and industries remains one of the best strategies for balancing the risks and rewards of global investing.

The following report will provide you with more specific information about your Fund's performance and the strategies used during the period. As always, we thank you for choosing Colonial Strategic Balanced Fund and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson
    Stephen E. Gibson
    President
    June 15, 1999

Because market and economic conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

>   GLOBAL CONDITIONS UNCERTAIN EARLY IN THE PERIOD.
    During the final months of 1998, investors remained concerned about a slower global economy and the ability of U.S. companies to maintain profits.

>   RISING COMMODITY PRICES HELPED BOOST EMERGING MARKETS.
    An agreement reached among the Organization of Petroleum Exporting Countries
    (OPEC) and non-OPEC oil producers to cut production enabled oil prices to climb significantly toward the end of the period. This dramatic rise in oil prices helped strengthen the economies of developing nations that depend heavily on oil exports.

>   POSITIVE GLOBAL ECONOMIC TRENDS HELPED SHIFT INVESTOR SENTIMENT.
    Late in the period, anticipation for stronger global economic growth had a favorable impact on stock and bond prices in a number of markets throughout the world. When expectations of global economic growth shifted in April 1999, economically sensitive, cyclical stocks -- like energy and basic materials -- achieved strong gains relative to growth stocks.

                      BROAD-BASED MARKET INDEX PERFORMANCE
                  Cumulative Total Returns 10/31/98 -- 4/30/99

The S&P 500 index tracks the performance of 500 large-capitalization U.S. stocks. The Lehman Brothers Government/Corporate Bond Index tracks the performance of U.S. government and U.S. corporate bonds. These indexes are common benchmarks for the markets in which the Fund normally invests.


                    Lehman Brothers
                      Government/           S&P
                 Corporate Bond Index    500 Index
10/31/98                 0                  0
11/30/98                 0.6                6.06
12/31/98                 0.84              12.17
 1/31/99                 1.56              16.85
 2/28/99                -0.85              13.22
 3/31/99                -0.36              17.75
 4/30/99                -0.12              22.31

Unlike mutual funds, indexes are not investments, are not actively managed and do not incur fees or expenses. It is not possible to invest directly in an index.

SIX-MONTH CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED 4/30/99


                        POP(1)
                          or
               NAV      w/CDSC
               ---      ------
Class A       9.99%      4.76%
------------------------------
Class B       9.77%      4.77%
------------------------------
Class C       9.68%      8.68%
------------------------------

NET ASSET VALUE PER SHARE ON 4/30/99

                NAV      POP
                ---      ---

Class A       $15.84    $16.63
------------------------------
Class B       $15.81    $15.81
------------------------------
Class C       $15.83    $15.83
------------------------------

DISTRIBUTIONS DECLARED PER SHARE FOR THE PERIOD
ENDED 4/30/99

Class A                 $0.810
------------------------------
Class B                 $0.776
------------------------------
Class C                 $0.776
------------------------------

(1) Public offering price (POP) performance reflects the maximum initial sales charge of 4.75% applicable to Class A shares. The applicable contingent deferred sales charge (CDSC) for the six-month period is 5% for Class B shares and 1% for Class C shares.

SEMIANNUAL REPORT: COLONIAL STRATEGIC BALANCED FUND

TOP FIVE EQUITY HOLDINGS AS OF 4/30/99 AS A PERCENTAGE OF TOTAL NET ASSETS

1. Lucent Technologies  1.70%
-----------------------------
2. Texaco, Inc.         1.56%
-----------------------------
3. CIGNA Corp.          1.48%
-----------------------------
4. Kellogg Co.          1.48%
-----------------------------
5. Chase Manhattan      1.46%
   Corp.
-----------------------------

TOP FIVE COUNTRIES -- GOV'T BONDS AS OF 4/30/99 AS A PERCENTAGE OF TOTAL NET ASSETS

------------------------------------------------------------------------------
1. United States         9.9%
-----------------------------
2. United Kingdom        2.5%
-----------------------------
3. Greece                1.2%
-----------------------------
4. Mexico                1.0%
-----------------------------
5. Australia             0.9%
-----------------------------

Holdings and country breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these countries in the future.


--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

DEFENSIVE STANCE IN EQUITIES HAMPERED PERFORMANCE DURING THE PERIOD
Based on the relatively weak global economic outlook during the fourth quarter of 1998, the portfolio was positioned defensively as we entered the period. For example, we were underweighted in emerging markets, which had been suffering from financial and economic problems for two years. At the same time, the Fund was also underweighted in cyclical industries such as energy -- an area that remained relatively weak throughout 1998. When expectations of global economic growth shifted late in the period, emerging-market stocks and cyclical U.S. stocks achieved impressive gains relative to growth stocks, which have dominated the market for some time now. Despite positive performance from a number of the Fund's holdings, our underweighting in these markets limited our ability to fully participate in the rally. The Fund's Class A shares generated a total return of 9.99%, at NAV, for the past six months.

FIXED-INCOME HOLDINGS PERFORMED WELL IN A MIXED ENVIRONMENT FOR BONDS
While the six-month period presented a mixed environment for bonds, the Fund's diversified structure enabled it to benefit from the strong performance of a number of holdings in the high-yield and emerging market sectors. Varied performance within each sector once again highlighted the advantages of diversification and its stabilizing effect during periods of market uncertainty. Early in the period, the market continued to favor U.S. Treasury bonds. However, indications of a surprisingly strong U.S. economy and rising commodity prices created a shift in market preference. U.S. Treasury prices moved lower, and emerging market bonds, particularly our holdings in Mexico, appreciated nicely. Rising commodity prices, as well as consolidation within select industries, also produced strong gains on some of our high-yield holdings, specifically those in cyclical industries and telecommunications. The Fund's allocation to fixed-income securities remained at approximately 39% during the period. Of these holdings, 26% was invested in U.S. Treasury securities, 28% in foreign government bonds (including emerging markets) and 46% in U.S. high-yield bonds.

ADJUSTMENTS MADE TO POSITION THE PORTFOLIO FOR FUTURE GROWTH
Based on the shift in investor sentiment and the strength exhibited by select markets and sectors during April, we made some significant changes to the structure of the portfolio. We reallocated our country and industry weightings, increasing our weightings in the U.K. and the U.S. We also increased allocation to cyclical industries such as energy and capital equipment, which had benefited from increased demand abroad. In addition, we reduced our allocation to the retail sector, particularly in Europe, where growth has slowed. Although stocks in emerging markets have risen dramatically over a few short months, we do not anticipate substantial reallocations to these markets until we see evidence of more stable economic growth.

FAVORABLE FORECAST FOR GLOBAL ECONOMIES
We are cautiously optimistic about the economic trends overseas, and believe the U.S. should continue to show solid growth in 1999, provided that inflation remains in check and interest rates do not spike. As we move into the second and third quarter of 1999, investors will have a much better idea whether a strengthening global economy is sustainable. Going forward, we believe the adjustments made to the portfolio during the period position it well for the current economic scenario.

/s/ Gita Rao                            /s/ Laura A. Ostrander

Gita Rao and Laura Ostrander are portfolio co-managers of Colonial Strategic Balanced Fund. Ms. Rao, a senior vice president of the Advisor, manages the equity portion of the portfolio. Ms. Ostrander manages the fixed-income portion of the portfolio and is a senior vice president of the Advisor.

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/99

Share Class              A              B               C
Inception             9/19/94        9/19/94         9/19/94
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                    NAV    POP    NAV   w/CDSC   NAV     w/CDSC
------------------------------------------------------------------------------
1 year             7.36%  2.26%  6.90%  1.90%   6.89%    5.89%
------------------------------------------------------------------------------
Life              15.40  14.19  14.89  14.63   14.88    14.88
------------------------------------------------------------------------------

Past performance is no guarantee of future results. Share price and investment returns will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Public offering price (POP) performance reflects the maximum initial sales charge of 4.75% applicable to Class A shares. The applicable contingent deferred sales charge (CDSC) for Class B shares is 5% for one year and 2% since inception. The CDSC for Class C shares is 1% for one year.

BOUGHT
------------------------------------------------------------------------------

TEXACO (1.56% of total net assets) is a strong addition in the energy sector that should benefit from the rising trend in commodity prices. As a global company, Texaco in involved in exploration, production, transportation, refining and marketing of crude oil, natural gas and petroleum products.

MCI WORLDCOM (0.79% of total net assets) provides long distance telecommunications services to business and residential customers. Its global presence in a growing industry makes it an attractive company.

NOKIA (0.78% of total net assets) is an international telecommunications company based in Finland. As a developer and manufacturer of mobile phones, networks and systems for cellular and fixed networks, Nokia operates in 45 countries and sells its products worldwide.

CHASE MANHATTAN (1.46% of total net assets) is a new addition in the financial sector. As the largest bank holding company in the U.S., Chase is involved in a variety of domestic and international financial services businesses.

----------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
----------------------------------------------------------------------------------------------------
April 30, 1999 (Unaudited)
(In thousands)

COMMON STOCKS - 53.5%                                          COUNTRY         SHARES     VALUE
----------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 11.1%
DEPOSITORY INSTITUTIONS - 4.0%
Bank Boston Corp.                                                                  29      $  1,421
Chase Manhattan Corp.                                                              33         2,739
Corporacion Bancaria de Espana SA                                 Sp               42           983
First Union Corp.                                                                 (a)           (a)
Firstar Corp.                                                                      32           960
Skandinaviska Enskilda Banken                                     Sw               55           718
The Bank of Tokyo Mitsubishi                                      Ja               46           679
                                                                                           --------
                                                                                              7,500
                                                                                           --------
HOLDING & OTHER INVESTMENT OFFICES - 0.5%
Zurich Allied AG                                                  Sz                1           951
                                                                                           --------
INSURANCE CARRIERS - 4.1%
AGF (Assurances Generales de France) (b)                          Fr              (a)           (a)
American International Group, Inc.                                                 18         2,102
CIGNA Corp.                                                                        32         2,790
Chrysler Corp.                                                                     31         2,318
Toro Assicurazioni                                                It               40           599
                                                                                           --------
                                                                                              7,809
                                                                                           --------
INVESTMENT COMPANIES - 1.1%
Standard and Poor's Depository Receipts                                            15         2,001
                                                                                           --------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.4%
Associates First Capital Corp.                                                     58         2,574
                                                                                           --------
---------------------------------------------------------------------------------------------------
MANUFACTURING - 26.0%
CHEMICALS & ALLIED PRODUCTS - 6.3%
Bristol-Myers Squibb Co.                                                           20         1,271
Clorox Co.                                                                         22         2,561
E.I. du Pont de Nemours & Co.                                                      14           968
Eli Lilly & Co.                                                                    13           957
Johnson & Johnson                                                                  13         1,234
Merck & Co., Inc.                                                                  19         1,321
Merck KGAA                                                        G                 4           137
Procter & Gamble Co.                                                               12         1,098
Rhone Poulenc, Class A                                            Fr               15           707
Schering-Plough Corp.                                                              17           802
Warner-Lambert Co.                                                                 12           836
                                                                                           --------
                                                                                             11,892
                                                                                           --------
COMMUNICATIONS EQUIPMENT - 3.2%
Lucent Technologies, Inc.                                                          53         3,187
Philips Electronics NV                                            Ne               12         1,052
Sony Corp.                                                        Ja                8           747
Telefonakteibolaget LM Ericsson ADR                                                35           940
                                                                                           --------
                                                                                              5,926
                                                                                           --------
ELECTRICAL INDUSTIAL EQUIPMENT - 1.0%
General Electric Co.                                                               18         1,941
                                                                                           --------
ELECTRONIC COMPONENTS - 0.8%
Texas Instruments, Inc.                                                            15         1,542
                                                                                           --------
FOOD & KINDRED PRODUCTS - 3.7%
Kellogg Co.                                                                        75         2,786
Nestle AG (Reg)                                                   Sz              (a)           648
PepsiCo, Inc.                                                                      69         2,541
Philip Morris Co., Inc.                                                            25           880
                                                                                           --------
                                                                                              6,855
                                                                                           --------
FURNITURE & FIXTURES - 0.7%
Ethan Allen Interiors, Inc.                                                        27         1,389
                                                                                           --------
MACHINERY & COMPUTER EQUIPMENT - 4.3%
Caterpillar, Inc.                                                                  21         1,320
EMC Corp. (b)                                                                      10         1,122
International Business Machines Corp.                                               7         1,422
Mannesmann AG                                                     G                11         1,457
Oerlikon-Buehrle Holding AG                                       Sz                5           707
Sun Microsystems, Inc. (b)                                                         34         2,046
                                                                                           --------
                                                                                              8,074
                                                                                           --------
MEASURING & ANALYZING INSTRUMENTS - 0.6%
Medtronic, Inc.                                                                    15         1,108
                                                                                           --------
PETROLEUM REFINING - 4.2%
British Petroleum Co., PLC ADR                                    UK               17         1,937
Chevron Corp.                                                                      12         1,177
ENI SPA                                                           It              112           734
Exxon Corp.                                                                        14         1,121
Texaco, Inc.                                                                       47         2,930
                                                                                           --------
                                                                                              7,899
                                                                                           --------
STONE, CLAY, GLASS & CONCRETE - 0.7%
Cimentos de Portugal SA                                           Pt               47         1,299
                                                                                           --------
TRANSPORTATION EQUIPMENT - 0.5%
Ford Motor Co.                                                                     15           959
                                                                                           --------
---------------------------------------------------------------------------------------------------
RETAIL TRADE - 7.7%
APPAREL & ACCESSORY STORES - 1.6%
Ross Stores, Inc.                                                                  29         1,323
TJX Companies, Inc.                                                                51         1,696
                                                                                           --------
                                                                                              3,019
                                                                                           --------
FOOD STORES - 2.3%
Albertson's, Inc.                                                                  18           907
Safeway, Inc. (b)                                                                  27         1,477
Tesco PLC                                                         UK              243           723
Vedior NV                                                         Ne               28           625
Vendex International NV                                           Ne               23           563
                                                                                           --------
                                                                                              4,295
                                                                                           --------
GENERAL MERCHANDISE STORES - 2.4%
Fred Meyer, Inc. (b)                                                               16           850
Metro AG                                                          G                14           999
Wal-Mart Stores, Inc.                                                              59         2,705
                                                                                           --------
                                                                                              4,554
                                                                                           --------
MISCELLANEOUS RETAIL - 0.8%
Office Depot, Inc. (b)                                                             71         1,571
                                                                                           --------
RESTAURANTS - 0.6%
McDonald's Corp.                                                                   26         1,085
                                                                                           --------
---------------------------------------------------------------------------------------------------
SERVICES - 1.3%
COMPUTER SOFTWARE - 0.9%
Microsoft Corp. (b)                                                                20         1,626
                                                                                           --------
HOTELS, CAMPS & LODGING - 0.4%
Accor SA                                                          Fr                3           782
                                                                                           --------
---------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 7.4%
AIR TRANSPORTATION - 1.3%
Comair Holdings, Inc.                                                              69         1,512
Delta Air Lines, Inc.                                                              14           888
                                                                                           --------
                                                                                              2,400
                                                                                           --------
ELECTRIC, GAS & SANITARY SERVICES - 0.2%
Sempra Energy                                                                      22           453
                                                                                           --------
ELECTRIC SERVICES - 1.8%
Texas Utilities Co.                                                                60         2,397
Unicom Corp.                                                                       26         1,025
                                                                                           --------
                                                                                              3,422
                                                                                           --------
TELECOMMUNICATION - 4.1%
BellSouth Corp.                                                                    34         1,521
Hong Kong Telecommunications Ltd.                                 HK              332           886
MCI WorldCom, Inc. (b)                                                             18         1,488
Nippon Telegraph & Telephone Corp.                                Ja               78           849
Oy Nokia AB, Class A                                              Fi               19         1,470
SBC Communications, Inc., Class A                                                  26         1,473
                                                                                           --------
                                                                                              7,687
                                                                                           --------
Total Common Stocks (cost of $71,877)                                                       100,613
                                                                                           --------

PREFERRED STOCKS - 0.2%
---------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 0.2%
CABLE
CSC Holdings Ltd., 11.125%,
  PIK, Series M (cost of $334)                                                      3           386
                                                                                           --------

BONDS & NOTES - 38.8%                                                             PAR
---------------------------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - 17.8%
---------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.2%
Falcon Building Products, Inc., stepped coupon,
  (10.500% 06/15/02) (c) 06/15/07                                              $  500           320
                                                                                           --------
---------------------------------------------------------------------------------------------------
MANUFACTURING - 6.5%
CHEMICALS & ALLIED PRODUCTS - 0.8%
Agricultural Minerals & Chemicals Co., L.P., 10.750% 09/30/
  2003                                                                            100           100
LaRoche Industries, Inc., 9.500% 09/15/2007                                       500           375
Sterling Chemicals, Inc.,
  11.250% 04/01/2007                                                              500           460
Trans-Resources, Inc., 10.750% 03/15/2008                                         500           495
                                                                                           --------
                                                                                              1,430
                                                                                           --------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.3%
TransDigm, Inc., 10.375% 12/01/2008 (d)                                           500           505
                                                                                           --------
FABRICATED METAL - 0.5%
Earle M. Jorgensen & Co.,
  9.500% 04/01/2005                                                               500           465
Euramax International, PLC,
  11.250% 10/01/2006 (e)                                                          250           265
US Can Corp., 10.125% 10/15/2006                                                  200           213
                                                                                           --------
                                                                                                943
                                                                                           --------
FOOD & KINDRED PRODUCTS - 0.3%
Chattem, Inc., 8.875% 04/01/2008                                                  500           506
                                                                                           --------
MACHINERY & COMPUTER EQUIPMENT - 0.1%
IMO Industries, Inc., 11.750% 05/01/2006                                          250           262
                                                                                           --------
MISCELLANEOUS MANUFACTURING - 0.8%
Building Materials Corp. of America,
  8.000% 12/01/2008 (d)                                                           500           494
ISP Holdings, Inc., 9.750% 02/15/2002                                             250           260
Shop Vac Corp., 10.625% 09/01/2003                                                250           272
United Industries, 9.875% 04/01/2009 (d)                                          500           522
                                                                                           --------
                                                                                              1,548
                                                                                           --------
PAPER PRODUCTS - 0.1%
Stone Container Corp., 10.750% 10/01/2002                                         250           261
                                                                                           --------
PRIMARY METAL - 1.8%
Algoma Steel, Inc., 12.375% 07/15/2005                                            250           251
Bayou Steel Corp., 9.500% 05/15/2008                                              500           499
Kaiser Aluminum & Chemcial Corp.,
  10.875% 10/15/2006                                                              300           312
Keystone Consolidated Industries, Inc.,
  9.625% 08/01/2007                                                               500           493
Renco Metals, Inc., 11.500% 07/01/2003                                            250           261
WCI Steel Inc., 10.000% 12/01/2004                                              1,000         1,045
WHX Corp., 10.500% 04/15/2005                                                     500           502
                                                                                           --------
                                                                                              3,363
                                                                                           --------
PRINTING & PUBLISHING - 0.6%
American Lawyer Media, Inc.,
  9.750% 12/15/2007                                                               500           519
Hollinger International Publishing, Inc.,
  9.250% 03/15/2007                                                               500           520
                                                                                           --------
                                                                                              1,039
                                                                                           --------
TRANSPORTATION EQUIPMENT - 1.2%
Collins & Aikman Products Co.,
  11.500% 04/15/2006                                                              200           209
Dura Operating Corp.,
  9.000% 05/01/2009 (d)                                                           500           509
Johnstown America Industries, Inc.,
  11.750% 08/15/2005                                                              500           542
LDM Technologies, Inc.,
  10.750% 01/15/2007                                                              500           518
Venture Holdings Trust, Series B,
  9.500% 07/01/2005                                                               500           505
                                                                                           --------
                                                                                              2,283
                                                                                           --------
---------------------------------------------------------------------------------------------------
MINING & ENERGY - 1.0%
COAL MINING - 0.3%
AEI Resources, Inc.,
  10.500% 12/15/2005 (d)                                                          500           507
                                                                                           --------
OIL & GAS EXTRACTION - 0.7%
Belden & Blake Corp., 9.875% 06/15/2007                                           500           380
Gulf Canada Resources, Ltd.,
  9.625% 07/01/2005                                                               100           103
HS Resources, Inc., 9.250% 11/15/2006                                             250           252
Magnum Hunter Resources, Inc.,
  10.000% 06/01/2007                                                              500           455
Mariner Energy, Inc., 10.500% 08/01/2006                                          250           225
                                                                                           --------
                                                                                              1,415
                                                                                           --------
RETAIL TRADE - 0.1%
FOOD STORES
Pathmark Stores, Inc., 9.625% 05/01/2003                                          200           206
                                                                                           --------
---------------------------------------------------------------------------------------------------
SERVICES - 2.2%
AMUSEMENT & RECREATION - 0.9%
Coast Hotels & Casinos,
  9.500% 04/01/2009 (d)                                                           500           511
E&S Holdings Corp., 10.375% 10/01/2006                                            250           115
Horseshoe Gaming, L.L.C.,
  9.375% 06/15/2007                                                               600           624
Regal Cinemas, 9.500% 06/01/2008                                                  500           498
                                                                                           --------
                                                                                              1,748
                                                                                           --------
BUSINESS SERVICES - 0.1%
Unisys Corp., 11.750% 10/15/2004                                                  250           284
                                                                                           --------
HOTELS, CAMPS & LODGING - 0.7%
Eldorado Resorts L.L.C.,
  10.500% 08/15/2006                                                              250           263
Isle Of Capri Casinos, 8.750% 04/15/2009 (d)                                    1,000           995
                                                                                           --------
                                                                                              1,258
                                                                                           --------
OTHER SERVICES - 0.5%
Borg-Warner Security Corp.,
  9.625% 03/15/2007                                                               500           505
Intertek Finance, PLC.,
  10.250% 11/01/2006 (e)                                                          500           488
                                                                                           --------
                                                                                                993
                                                                                           --------
---------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 7.5%
AIR TRANSPORTATION - 0.1%
U.S. Air, Inc., 10.375% 03/01/2013                                                200           221
                                                                                           --------
BROADCASTING - 0.9%
Allbritton Communications Co.,
  9.750% 11/30/2007                                                               500           535
Fox Family Worldwide, Inc.,
  9.250% 11/01/2007                                                               500           486
LIN Holding Corp., stepped coupon,
  (10.500% 06/15/02) (c) 03/01/2008                                               500           348
NWCG Holding Corp., (f) 06/15/1999                                                175           174
Young Broadcasting Corp.,
  11.750% 11/15/2004                                                              100           107
                                                                                           --------
                                                                                              1,650
                                                                                           --------
CABLE - 1.6%
Adelphia Communications Corp.,
  9.875% 03/01/2007                                                               500           553
Charter Communications Inc., stepped coupon,
  (9.920% 04/01/04) (c) 04/01/2011                                                750           496
Classic Cable, Inc., 9.875% 08/01/2008 (d)                                        500           536
Diamond Cable Co., stepped coupon,
  (10.750% 02/15/02) (c) 02/15/2007                                               500           404
Echostar Communications Corp.,
  9.250% 02/01/2006 (d)                                                           500           523
Telewest Communication PLC, stepped coupon,
  (11.000% 10/01/00) (c)
  10/01/07 (e)                                                                    500           446
                                                                                           --------
                                                                                              2,958
                                                                                           --------
COMMUNICATIONS - 0.5%
Price Communications Wireless, Inc., PIK,
  11.250% 08/15/2008                                                              505           517
Spectrasite Holdings Inc., stepped coupon,
  (11.250% 04/15/04) (c) 04/15/2009                                               850           495
                                                                                           --------
                                                                                              1,012
                                                                                           --------
PIPELINES - 0.2%
Falcon Holding Group L.P., stepped coupon, (9.285% 04/15/03)
  (c) 04/15/2010                                                                  500           360
                                                                                           --------
TELECOMMUNICATIONS - 4.2%
Carrier 1 13.250% 02/15/2009 (d)                                                  500           520
Clearnet Communications, Inc., stepped coupon,
  (14.750% 12/15/00) (c) 12/15/2005                                               500           470
Hyperion Telecommunications, Inc., stepped coupon, (13.000%
  04/15/01) (c) 04/15/2003 (d)                                                    500           419
Intermedia Communications, Inc., stepped coupon,
  (11.250 07/15/02) (c) 07/15/2007                                                500           384
Level 3 Communications, Inc.,
  9.125% 05/01/2008                                                               750           765
Loral Space & Communications Ltd.,
  11.250% 01/15/2007                                                              500           460
McLeodUSA, Inc., stepped coupon,
  (10.500% 03/01/02) (c) 03/01/2007                                               500           403
Metrocall, Inc., 10.375% 10/01/2007                                               500           436
NTL, Inc.:
  stepped coupon, (9.750% 04/01/03) (c)
  04/01/2008                                                                      500           357
  stepped coupon, (9.750% 04/15/04) (c)
  04/15/09 (e)                                                                    750           733
Nextel Communications, Inc., stepped coupon,
  (9.750% 10/31/02) (c) 10/31/2007                                                500           385
Nextlink Communications L.L.C., stepped coupon,
  (9.450% 04/15/03) (c) 04/15/2008                                                500           320
Price Communications Wireless, Inc.,
  9.125% 12/15/2006                                                               500           528
RCN Corp., stepped coupon,
  (11.125% 10/15/02) (c) 10/15/2007                                               500           349
Rogers Cantel, Inc., 9.750% 06/01/2016                                            460           529
Sprint Spectrum L.P., stepped coupon,
  (12.500% 08/15/01) (c) 08/15/2006                                               630           570
Viatel, Inc. 11.500% 03/15/2009 (d)                                               250           266
                                                                                           --------
                                                                                              7,894
                                                                                           --------
---------------------------------------------------------------------------------------------------
WHOLESALE TRADE - 0.3%
DURABLE GOODS
Holmes Products Corp., 9.875% 11/15/2007                                          500           495
                                                                                           --------
TOTAL CORPORATE FIXED INCOME
  BONDS & NOTES (cost $34,735)                                                               33,461
                                                                                           --------

                                                               CURRENCY          PAR         VALUE
---------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT &
AGENCY OBLIGATIONS - 10.8%
Argentina Global Bonds,
  11.375% 01/30/2017 (g)                                                       $  865        $  859
Bulgaria Brady Floating Rate (IAB),
  5.875% 07/28/2011 (h)                                                         1,250           845
Government of France, 8.500% 10/25/2008                           Eu              904         1,297
Government of Mexico,
  11.375% 09/15/2016 (i)                                                        1,440         1,634
Government of New Zealand,
  8.000% 11/15/2006                                               NZ            2,035         1,299
Government Of Norway:
  6.750% 01/15/2007                                               NK            2,360           342
  9.500% 10/31/2002                                               NK            4,620           682
Hellenic Republic:
  8.600% 03/26/2008                                               GD          271,000         1,036
  8.900% 03/21/2004                                               GD          340,300         1,225
Kingdom of Sweden, 10.250% 05/05/2003                             SK            5,900           878
Republic of Argentina, 11.250%
  04/10/2006 (j)                                                  Eu              625           367
Republic of Brazil, 10.125% 05/15/2027 (k)                                      1,900         1,515
Republic of Colombia, 8.375%
  02/15/2027 (l)                                                                  365           296
Republic of Panama, 8.875% 09/30/2027 (m)                                         915           864
Republic of Venezuela,
  9.250% 09/15/2027 (n)                                                           500           363
Russian Federation, 11.000% 07/24/2018 (o)                                        611           245
United Kingdom Treasury:
  9.000% 07/12/2011                                               KB              161           361
  10.000% 02/26/2001                                              KB            1,960         3,423
  10.000% 09/08/2003                                              KB              487           938
United Mexican States,
  10.375% 01/29/2003 (p)                                          Eu              450           272
Western Australia Treasury Corp.,
  10.000% 07/15/2005                                              A$            2,005         1,628
                                                                                           --------
TOTAL FOREIGN GOVERNMENT & AGENCY OBLIGATIONS (cost $19,506)                                 20,369
                                                                                           --------
---------------------------------------------------------------------------------------------------
US GOVERNMENT & AGENCY OBLIGATIONS - 10.2%
Federal Home Loan Mortgage Corp.,
  8.000% 07/01/2020                                                               580           608
U.S. Treasury Bonds:
  8.750% 05/15/2017                                                             4,000         5,245
  11.625% 11/15/2004 (q)                                                        4,372         5,660
  11.875% 11/15/2003 (q)                                                        4,965         6,253
  12.000% 08/15/2013                                                            1,018         1,480
                                                                                           --------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (cost of $19,089)                                                                          19,246
                                                                                           --------
TOTAL BONDS & NOTES
  (cost of $73,330)                                                                          73,076
                                                                                           --------
TOTAL INVESTMENTS
  (cost of $145,541) (r)                                                                    174,075
                                                                                           --------

SHORT-TERM OBLIGATIONS - 6.4%
---------------------------------------------------------------------------------------------------
Repurchase agreement with ABN AMRO Chicago Corp., dated 04/
  30/99, due 05/03/99 at 4.870%, collaterized by U.S. Treasury bonds and notes with various maturities to 2015, market value
  $12,190 (repurchase proceeds $11,951)                                     $  11,946      $ 11,946
                                                                                           --------

FORWARD CURRENCY CONTRACTS - 0.0% (s)                                                           (36)
---------------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES - 1.1%                                                             1,966
---------------------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                                        $187,951
                                                                                           ========

NOTES TO PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------------------------------------
(a) Rounds to less than one.
(b) Non-income producing.
(c) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the
    Fund will begin accruing this rate.
(d) These securities are exempt from registration under Rule 144A of the Securities Act of 1933.
    These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999 the value of these securities amounted to $6,307 or
    3.4% of net assets.
(e) This is a British security. Par amount is stated in U.S. dollars.
(f) Zero coupon bond.
(g) This is an Argentinean security. Par amount is stated in U.S. dollars.
(h) This is a Bulgarian security. Par amount is stated in U.S. dollars.
(i) This is a Mexican security. Par amount is stated in U.S. dollars.
(j) This is an Argentinean security. Par amount is stated in German Deutschemarks.
(k) This is a Brazilian security. Par amount is stated in U.S. dollars.
(l) This is a Colombian security. Par amount is stated in U.S. dollars
(m) This is a Panamanian security. Par amount is stated in U.S. dollars.
(n) This is a Venezuelean security. Par amount is stated in U.S. dollars.
(o) This is a Russian security. Par amount is stated in U.S. dollars.
(p) This is a Mexican security. Par amount is stated in German Deutschemarks.
(q) These securities, or a portion thereof, with a total market value of $9,166 are being used to collateralize the forward currency exchange contracts indicated in note (s) below.
(r) Cost for federal income tax purposes is $145,624.
(s) As of April 30, 1999, the Fund has entered into the following portfolio hedges:

                                                             NET UNREALIZED
                                                              APPRECIATION
      CONTRACTS        IN EXCHANGE                           (DEPRECIATION)
     TO DELIVER            FOR             SETTLEMENT DATE       (U.S.$)
------------------------------------------------------------------------------
A$              1,157  US$    766            06/22/1999           $(13)
SK              7,250  US$    865            06/30/1999              6
KB              2,758  US$  4,436            06/09/1999             13
NZ              2,318  US$  1,297            06/09/1999            (42)
                                                                  ---
                                                                  $(36)
                                                                  ====

SUMMARY OF SECURITIES
BY COUNTRY/CURRENCY                                 COUNTRY/CURRENCY       VALUE          % OF TOTAL
------------------------------------------------------------------------------------------------------
United States                                                               $131,522            75.6
United Kingdom                                           UK/KB                 9,314             5.4
France                                                   Fr/Eu                 2,786             1.6
Germany                                                   G/Eu                 2,593             1.5
Switzerland                                                Sz                  2,306             1.3
Japan                                                      Ja                  2,275             1.3
Greece                                                   Gr/GD                 2,261             1.3
Netherlands                                                Ne                  2,240             1.3
Mexico                                                     Mx                  1,906             1.1
Australia                                                Au/A$                 1,628             0.9
Sweden                                                   Sw/SK                 1,596             0.9
Brazil                                                     Bz                  1,515             0.9
Finland                                                    Fi                  1,470             0.8
Italy                                                      It                  1,333             0.8
New Zealand                                                NZ                  1,299             0.7
Portugal                                                   Pt                  1,299             0.7
Argentina                                                  Ar                  1,226             0.7
Norway                                                   No/NK                 1,024             0.6
Spain                                                      Sp                    983             0.6
Hong Kong                                                  HK                    886             0.5
Panama                                                     Pa                    864             0.5
Bulgaria                                                   Bu                    845             0.5
Venezuela                                                  Ve                    363             0.2
Colombia                                                   Co                    296             0.2
Russia                                                     RU                    245             0.1
                                                                            --------           -----
                                                                            $174,075           100.0
                                                                            ========           =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

       ACRONYM                         NAME
-------------------------------------------------------------
         AU                     Australian Dollars
         ADR               American Depositary Receipt
         Eu                            euro
         GD                       Greek Drachmas
         KB                       British Pounds
         NK                      Norwegian Kroner
         PIK                     Payment-In-Kind
         SK                       Swedish Kroner


STATEMENT OF ASSETS AND LIABILITIES
(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $145,541)                                 $174,075
Short-term obligations                                                 11,946
                                                                     --------
                                                                      186,021
Unrealized appreciation on forward
  currency contracts                                                 $     19
Receivable for:
  Interest                                                              1,887
  Investments sold                                                        556
  Fund shares sold                                                        249
  Dividends                                                               172
  Foreign tax reclaims                                                     14
Deferred organization expenses                                              7
Other                                                                      13
                                                                     --------
                                                                        2,917
                                                                     --------
Total assets                                                          188,938

LIABILITIES
Unrealized depreciation on forward
  currency contracts                                                       55
Payable for:
  Investments purchased                                                   754
  Fund shares repurchased                                                 132
Accrued:
  Deferred Trustees fees                                                    3
Other                                                                      43
                                                                     --------
    Total liabilities                                                     987
                                                                     --------
    Net assets                                                       $187,951
                                                                     ========
CLASS A
Net asset value & redemption price per share ($58,792/3,710)         $  15.84(a)
                                                                     --------
Maximum offering price per share ($15.84/0.9525)                     $  16.63(b)
                                                                     --------
CLASS B
Net asset value & offering price per share
  ($120,015/7,593)                                                   $  15.81(a)
                                                                     --------
CLASS C
Net asset value & offering price per share
  ($9,144/578)                                                       $  15.83(a)
                                                                     --------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.


STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 1999 (Unaudited)
(in thousands)

INVESTMENT INCOME
Interest                                                                $ 3,425
Dividends                                                                   636
                                                                        -------
    Total investment income (net of nonreclaimable foreign
      taxes withheld at source which amounted to $13)                     4,061

EXPENSES
Management fee                                                              629
Service fee                                                                 225
Distribution fee - Class A                                                   61
Distribution fee - Class B                                                  427
Distribution fee - Class C                                                   33
Transfer agent                                                              260
Bookkeeping fee                                                              36
Registration fee                                                             18
Custodian fee                                                                26
Audit fee                                                                     9
Trustees fees                                                                 7
Reports to shareholders                                                      11
Legal fee                                                                     2
Amortization of deferred organization expenses                                7
Other                                                                        28
                                                                        -------
    Total expenses                                                        1,779
                                                                        -------
Net investment income                                                     2,282
                                                                        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                                             6,590
  Foreign currency transactions                                             126
                                                                        -------
    Net realized gain                                                     6,716
                                                                        -------
Net change in unrealized appreciation (depreciation)
  during the period on:
  Investments                                                             7,575
  Foreign currency transactions                                             (57)
                                                                        -------
    Net unrealized appreciation                                           7,518
                                                                        -------
Net gain                                                                 14,234
                                                                        -------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $16,516
                                                                        -------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
                                                                    (UNAUDITED)
                                                                 SIX MONTHS ENDED           YEAR ENDED
                                                                      APRIL 30,             OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS                                       1999                    1998
------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $  2,282                $  3,759
Net realized gain                                                        6,716                   7,019
Net unrealized appreciation                                              7,518                     791
                                                                      --------                --------
    Net increase from operations                                        16,516                  11,569
                                                                      --------                --------
DISTRIBUTIONS
From net investment income -- Class A                                     (757)                 (1,505)
From net realized gains -- Class A                                      (2,112)                   (470)
From net investment income -- Class B                                   (1,276)                 (2,266)
From net realized gains -- Class B                                      (4,213)                   (802)
From net investment income -- Class C                                      (99)                   (184)
From net realized gains -- Class C                                        (328)                    (67)
                                                                      --------                --------
                                                                         7,731                   6,275
                                                                      --------                --------
FUND SHARE TRANSACTIONS
Receipt for shares sold -- Class A                                       5,029                  12,412
Value of distributions reinvested -- Class A                             2,721                   1,852
Cost of shares repurchased -- Class A                                   (5,072)                 (8,621)
                                                                      --------                --------
                                                                         2,678                   5,643
                                                                      --------                --------
Receipt for shares sold -- Class B                                      16,395                  36,356
Value of distributions reinvested -- Class B                             5,200                   2,877
Cost of shares repurchased -- Class B                                  (11,966)                (14,398)
                                                                      --------                --------
                                                                         9,629                  24,835
                                                                      --------                --------
Receipt for shares sold -- Class C                                       1,106                   2,671
Value of distributions reinvested -- Class C                               403                     229
Cost of shares repurchased -- Class C                                   (1,016)                 (1,362)
                                                                      --------                --------
                                                                           493                   1,538
                                                                      --------                --------
    Net increase from Fund share transactions                           12,800                  32,016
                                                                      --------                --------
    Total increase                                                      20,531                  38,291

NET ASSETS
Beginning of period                                                    167,420                 129,129
                                                                      --------                --------
End of period (including undistributed net investment income of
  $530 and $384, respectively)                                        $187,951                $167,420
                                                                      ========                ========

NUMBER OF FUND SHARES
Sold -- Class A                                                            323                     820
Issued for distributions reinvested -- Class A                             178                     126
Repurchased -- Class A                                                    (326)                   (575)
                                                                      --------                --------
                                                                           175                     371
                                                                      --------                --------
Sold -- Class B                                                          1,055                   2,388
Issued for distributions reinvested -- Class B                             341                     197
Repurchased -- Class B                                                    (770)                   (955)
                                                                      --------                --------
                                                                           626                   1,630
                                                                      --------                --------
Sold -- Class C                                                             71                     177
Issued for distributions reinvested -- Class C                              26                      16
Repurchased -- Class C                                                     (64)                    (90)
                                                                      --------                --------
                                                                            33                     103
                                                                      --------                --------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 1999(Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial Strategic Balanced Fund (the Fund), a series of Liberty Funds Trust III, formerly Colonial Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES ORGANIZATION
The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and long term growth, consistent with prudent risk, by diversifying investments primarily in U.S. and foreign equity and debt securities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge, an annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $ 5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to an annual distribution fee and a contingent deferred sales charge.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class A, Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data is calculated using the average shares outstanding during the period. In addition, net investment income per share data reflects the distribution fee applicable to each class.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class A, Class B and Class C shares.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

DEFERRED ORGANIZATION EXPENSES
The Fund incurred expenses of $69,500 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

FOREIGN CURRENCY TRANSACTIONS
Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER
Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILITES MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.70% annually of the Fund's average net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended April 30, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $15,122 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) $14, $188,435 and $1,113 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% for Class B and Class C and through February 28, 1999, a distribution fee equal to 0.30% for Class A, annually, of the average net assets attributable to Class A, Class B, and Class C shares. Effective March 1, 1999, the plan decreased the payment of the distribution fee to equal 0.10% annually for Class A. Also, the Distributor has voluntarily agreed, until further notice, to waive a portion of the Class A share distribution fee so that it will not exceed 0.05% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended April 30, 1999, purchases and sales of investments, other than short-term obligations, were $55,561,764 and $52,647,340, respectively, of which $3,697,264 and $3,178,332, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at April 30, 1999, based on cost of investments for federal income tax purposes was:

  Gross unrealized appreciation                             $ 31,919,819
  Gross unrealized depreciation                               (3,468,504)
                                                            ------------
      Net unrealized appreciation                           $ 28,451,315
                                                            ============

OTHER
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended April 30, 1999.

NOTE 6. COMPOSITION OF NET ASSETS
At April 30, 1999, net assets consisted of:
Capital paid in                                                       $ 152,297
Undistributed net investment income                                         530
Accumulated net realized gain                                             6,636
Net unrealized appreciation (depreciation) on:
  Investments                                                            28,534
  Foreign currency transactions                                             (46)
                                                                      ---------
                                                                      $ 187,951
                                                                      =========

FINANCIAL HIGHLIGHTS
Selected data for a share of each class outstanding
throughout each period are as follows:
                                                                                          (UNAUDITED)
                                                                                SIX MONTHS ENDED APRIL 30, 1999
                                                            ----------------------------------------------------------------
                                                            CLASS A                     CLASS B                      CLASS C
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $15.170                     $ 15.140                     $15.170
                                                            -------                     --------                     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                     0.226                        0.185                       0.185
Net realized and unrealized gain                              1.254                        1.261                       1.251
                                                            -------                     --------                     -------
    Total from Investment Operations                          1.480                        1.446                       1.436
                                                            -------                     --------                     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                   (0.210)                      (0.176)                     (0.176)
From net realized gains                                      (0.600)                      (0.600)                     (0.600)
                                                            -------                     --------                     -------
    Total Distributions Declared to Shareholders             (0.810)                      (0.776)                     (0.776)
                                                            -------                     --------                     -------
NET ASSET VALUE, END OF PERIOD                              $15.840                     $ 15.810                     $15.830
                                                            -------                     --------                     -------
Total return (b)(c)(d)                                        9.99%                        9.77%                       9.68%
                                                            -------                     --------                     -------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)(f)                                               1.61%                        2.15%                       2.15%
Net investment income (e)(f)                                  2.91%                        2.37%                       2.37%
Portfolio turnover (d)                                          31%                          31%                         31%
Net assets at end of period (000)                           $58,792                     $120,015                     $ 9,144

(a) Per share data was calculated using average shares outstanding
(b) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(c) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized.

                                                                    YEAR ENDED OCTOBER 31
                                            -------------------------------------------------------------------------
                                                         1998                                   1997
                                            ----------------------------------      ---------------------------------
                                            CLASS A      CLASS B       CLASS C      CLASS A      CLASS B    CLASS C(c)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $14.450      $ 14.430      $14.450      $12.910      $12.890      $12.910
                                            -------      --------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(b)                  0.418         0.350        0.350        0.404        0.342        0.342
Net realized and unrealized gain              0.890         0.882        0.891        1.762        1.766        1.766
                                            -------      --------      -------      -------      -------      -------
    Total from Investment Operations          1.308         1.232        1.241        2.166        2.108        2.108
                                            -------      --------      -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                   (0.440)       (0.374)      (0.373)      (0.393)      (0.335)      (0.335)
From net realized gains                      (0.148)       (0.148)      (0.148)      (0.233)      (0.233)      (0.233)
                                            -------      --------      -------      -------      -------      -------
    Total Distributions Declared to
      Shareholders                           (0.588)       (0.522)      (0.521)      (0.626)      (0.568)      (0.568)
                                            -------      --------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD              $15.170      $ 15.140      $15.170      $14.450      $14.430      $14.450
                                            -------      --------      -------      -------      -------      -------
Total return (d)(e)                           9.25%         8.71%        8.76%       17.24%       16.77%       16.75%
                                            -------      --------      -------      -------      -------      -------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                  1.69%         2.14%        2.14%        1.65%        2.10%        2.10%
Net investment income (f)                     2.76%         2.31%        2.31%        2.93%        2.48%        2.48%
Fees and expenses waived or borne by
  the Advisor (f)                             0.01%         0.01%        0.01%        0.09%        0.09%        0.09%
Portfolio turnover                              51%           51%          51%          45%          45%          45%
Net assets at end of period (000)           $53,639      $105,513      $ 8,268      $45,736      $77,005      $ 6,388

(a) Net of fees and expenses waived or
  borne by the Advisor which amounted
  to:                                       $ 0.001      $  0.001      $ 0.001      $ 0.013      $ 0.013      $ 0.013
(b) Per share data was calculated using average shares outstanding during the period.
(c) Class D shares were redesignated Class C shares on July 1, 1997.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Selected data for a share of each class outstanding
throughout each period are as follows:
                                                                    YEAR ENDED OCTOBER 31
                                            -------------------------------------------------------------------------
                                                          1996                                   1995
                                            ----------------------------------      ---------------------------------
                                            CLASS A      CLASS B       CLASS C      CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $11.650      $11.640       $11.650      $ 9.910      $ 9.900      $ 9.900
                                            -------      -------       -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(b)                  0.369        0.314         0.314        0.325        0.277        0.277
Net realized and unrealized gain              1.264        1.260         1.258        1.764        1.769        1.774
                                            -------      -------       -------      -------      -------      -------
    Total from Investment Operations          1.633        1.574         1.572        2.089        2.046        2.051
                                            -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                   (0.333)      (0.284)       (0.272)      (0.349)      (0.306)      (0.301)
From net realized gains                      (0.040)      (0.040)       (0.040)        --           --           --
                                            -------      -------       -------      -------      -------      -------
    Total Distributions Declared to
      Shareholders                           (0.373)      (0.324)       (0.312)      (0.349)      (0.306)      (0.301)
                                            -------      -------       -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD              $12.910      $12.890       $12.910      $11.650      $11.640      $11.650
                                            -------      -------       -------      -------      -------      -------
Total return (c)(d)                          14.24%       13.71%        13.68%       21.47%       21.00%       21.04%
                                            -------      -------       -------      -------      -------      -------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                  1.65%        2.10%         2.10%        1.65%        2.10%        2.10%
Net investment income (e)                     2.99%        2.54%         2.54%        3.05%        2.60%        2.60%
Fees and expenses waived or borne by
  the Advisor (e)                             0.19%        0.19%         0.19%        0.43%        0.43%        0.43%
Portfolio turnover                              59%          59%           59%          49%          49%          49%
Net assets at end of period (000)           $25,580      $40,065       $ 3,554      $16,346      $18,284      $ 4,164

(a) Net of fees and expenses waived or
    borne by the Advisor which amounted to: $ 0.023      $ 0.023       $ 0.023      $ 0.042      $ 0.042      $ 0.042
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                                PERIOD ENDED OCTOBER 31, 1994(b)
                                                              -------------------------------------------------------------
                                                              CLASS A                     CLASS B                   CLASS C
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.000                     $10.000                   $10.000
                                                             -------                     -------                   -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(c)                                   0.035                       0.029                     0.029
Net realized and unrealized loss                              (0.125)                     (0.129)                   (0.129)
                                                             -------                     -------                   -------
    Total from Investment Operations                          (0.090)                     (0.100)                   (0.100)
                                                             -------                     -------                   -------
NET ASSET VALUE, END OF PERIOD                                $9.910                      $9.900                    $9.900
                                                             -------                     -------                   -------
Total return (d)(e)(f)                                       (0.90)%                     (1.00)%                   (1.00)%
                                                             -------                     -------                   -------
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                                   1.65%                       2.10%                     2.10%
Net investment income (g)                                      3.01%                       2.56%                     2.56%
Fees and expenses waived or borne by the Advisor (g)           0.35%                       0.35%                     0.35%
Portfolio turnover (g)                                            0%                          0%                        0%
Net assets at end of period (000)                             $6,394                      $6,332                    $2,231
(a) Net of fees and expenses waived or borne by the
    Advisor which amounted to:                                $0.004                      $0.004                    $0.004
(b) The Fund commenced investment operations on September 19, 1994
(c) Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) Annualized.

See accompanying notes to financial statements.

                    [THIS PAGE INTENTIONALLY LEFT BLANK.]

SEMIANNUAL REPORT: COLONIAL STRATEGIC BALANCED FUND

                                                     Trustees & Transfer Agent

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board
and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior
Vice President-Operations, The
Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman
and Chief Executive Officer, U.S.
Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC
(formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and
President, Applications Solutions Division, IBM Corporation)
--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Strategic Balanced Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Strategic Balanced Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc.
Performance Update.

CHOOSE LIBERTY

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

At Liberty Funds Distributor, Inc. (Liberty), we believe that -- try as they may -- no single investment manager can do all things well. That's why we make available the individual talents of investment managers that have excelled in a particular investment discipline. These managers not only specialize in a distinct investment style, they hold a passion for the style along with a demonstrated track record.

BOSTON, MA Colonial has long been a       PORTLAND, OR Crabbe Huson's
recognized leader in fixed-income         contrarian investment style seeks
investing. In addition, Colonial has      long-term performance by investing in
distinguished itself with both a          stocks from high-quality,
traditional value and a more              out-of-favor companies. This
contemporary approach to equity           risk-averse strategy capitalizes on
investing.                                the potential of these companies to
                                          regain market popularity.
         COLONIAL
[logo]   Management                                        [logo]
         Associates, Inc.                               CRABBE HUSON

                                [graphic omitted]
                                     LIBERTY

                                                  [logo]
                                                  STEIN
                                                  ROE &
         NEWPORT                                 FARNHAM
[logo]   FUND                             ---------------------
         MANAGEMENT                       INVESTMENT MANAGEMENT

                                          CHICAGO, IL Stein Roe's growth
SAN FRANCISCO, CA A leader in Asian       management style emphasizes companies
investing(TM), Newport has an             with the ability to create, maintain
unparalleled knowledge of Asian           and grow earnings in different market
economies, business and culture.          environments.

Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with approximately $61 billion in assets under management for more than 1.7 million investors.

--------------------------------------------------------------------------------
COLONIAL STRATEGIC BALANCED FUND
--------------------------------------------------------------------------------

[logo] L I B E R T Y
       COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

       Liberty Funds Distriburtor, Inc. (C)1999
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750


                                                 SB-03/120H-0499 (6/99) 99/693